Subsequent Events (Details) € in Thousands, ₪ in Thousands		1 Months Ended			12 Months Ended
	Mar. 12, 2019 EUR (€)	Mar. 31, 2019 ILS (₪)	Mar. 31, 2019 EUR (€)	Jan. 31, 2019	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Jan. 02, 2019
Disclosure of detailed information about business combination [line items]
Amount of loan					€ 66,092	€ 44,864
Interest rate basis					EURIBOR	EURIBOR
Groen Goor and Goren Gas Oude-Tonge [Member]
Disclosure of detailed information about business combination [line items]
Owenership percentage							49.00%
WtE projects [Member]
Disclosure of detailed information about business combination [line items]
Owenership percentage							51.00%
Spanish Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Amount of loan	€ 18,400
Notional principal amount	€ 17,600
Interest rate basis	Euribor 6 month rate with a fixed interest rate of approximately 1%, resulting in a fixed annual interest rate of approximately 3%.			Annual interest rate equal to the Euribor 6 month rate plus a margin of 200 basis points (with a zero interest floor) and are repaid semi-annually
Maturity date	December 31, 2037
Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Amount of bank guarantee			€ 500
Additional amount bank guarantee			€ 230
Subsidiaries [Member] | NIS [Member]
Disclosure of detailed information about business combination [line items]
Amount of bank guarantee | ₪		₪ 2,145
Additional amount bank guarantee | ₪		₪ 1,000